Income Taxes - Effective tax rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliations of income tax expense computed at the U.S. federal statutory income tax rate to the recognized income tax expense and the U.S. statutory income tax rate to our effective tax rates
Net loss before income taxes	$ (128,726)	$ (22,450)
Less: net loss before Reverse Recapitalization	(133,404)	(22,450)
Less: net income before income taxes attributable to non-controlling interest	3,597
Net income attributable to Rush Street Interactive Inc. before income taxes	1,081
Income tax expense (benefit) at the federal statutory rate	227
State income taxes, net of federal benefit	100
Foreign operations	2,919
Change in valuation allowance	(327)
Income tax (benefit) expense	$ 2,919	$ 0